Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
Note 10 — Income Taxes
The Company’s taxable income primarily consists of interest income on the Trust Account, net of franchise tax expense. The Company’s general and administrative expenses are generally considered start-up
costs and are not currently deductible.
The income tax provision (benefit) consists of the following:

	December 31, 2021	For The Period From December 29, 2020 (inception) through December 31, 2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(680,791)	(2,184)
State	—	—
Change in valuation allowance	680,791	2,184

Income tax provision	$—	$—

The Company’s net deferred tax assets are as follows:

	December 31, 2021	For The Period From December 29, 2020 (inception) through December 31, 2020
Deferred tax assets:

Start-up/Organization costs	$648,312	$2,184
Net operating loss carryforwards	34,663	—

Total deferred tax assets	682,975	2,184
Valuation allowance	(682,975)	(2,184)

Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. As of December 31, 2021, the Company has estimated federal net operating loss carry forwards of
$165,064
for federal income tax purposes, which do not expire. The Company has established a valuation allowance against its entire net tax asset. For the year ended December 31, 2021, the change in the valuation allowance was $680,971. For the period from December 29, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $2,184.
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2021	For The Period From December 29, 2020 (inception) through December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(17.0)%	0.0%
Transaction costs allocated to derivative warrant liabilities	(0.7)%	0.0%
Merger costs	(1.3)%	0.0%
Change in valuation allowance	(2.1)%	(21.0)%

Income Taxes Benefit	0.0%	0.0%

The Company will file income tax returns in the U.S. federal jurisdiction. The Company’s tax returns are open to examination since inception.